Net (Loss) Income Attributable to Common Stockholders - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings Per Share [Abstract]
Net (loss) income	$ (466,204)	$ 6,849
Weighted average shares outstanding - basic	307,475	157,786
Add: Dilutive share-based compensation awards	0	18,178
Weighted average shares outstanding - diluted	307,475	175,964
Net (loss) income per share - basic	$ (1.52)	$ 0.04
Net (loss) income per share - diluted	$ (1.52)	$ 0.04